Convertible Debentures - Convertible debentures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Power Up Lending Group Ltd.
Convertible debenture, amount	$ 33,000
Interest per annum	8.00%
Issuance date	Dec. 19, 2016
Due date	Sep. 30, 2017
Crown Bridge Partners, LLC. (1)
Convertible debenture, amount	$ 30,000
Interest per annum	8.00%
Issuance date	Sep. 13, 2016
Due date	Sep. 30, 2017
JMJ Financial (1)
Convertible debenture, amount		27,778
Interest per annum	6.00%
Issuance date	Dec. 15, 2015
Due date	Aug. 15, 2017
JMJ Financial (2)
Convertible debenture, amount		55,556
Interest per annum	6.00%
Issuance date	Aug. 12, 2015
Due date	Dec. 15, 2017
Crown Bridge Partners, LLC. (2)
Convertible debenture, amount	$ 9,497	33,500
Interest per annum	10.00%
Issuance date	Sep. 28, 2015
Due date	Sep. 28, 2016
Crown Bridge Partners, LLC. (3)
Convertible debenture, amount		46,000
Interest per annum	10.00%
Issuance date	Jul. 07, 2015
Due date	Jul. 07, 2016
Totals
Convertible debenture, amount	$ 72,497	162,834
Less: unamortized discount	(65,134)	(65,742)
Long-term portion	$ 7,363	$ 97,092